Description of company and summary of significant accounting policies - Schedule of Company's Warranty Accrual (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Product Warranty Liability [Line Items]
Balance at beginning of year	$ 803	$ 277
Charged to expense	148	697
Payments	(261)	(171)
Balance at end of year	$ 690	$ 803